Intangible assets (Details 1) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Apr. 01, 2023
Disclosure Of Intangible Assets And Goodwill Explanatory [Line Items]
Intangible Assets Other Than Goodwill	₨ 696,873	₨ 641,862	₨ 622,688
Gross carrying amount [member]
Disclosure Of Intangible Assets And Goodwill Explanatory [Line Items]
Balance at beginning	3,646,384	3,138,468
Acquisitions during the year	466,678	508,172
Disposals during the year	50,968	256
Balance at ending	4,062,094	3,646,384
Accumulated depreciation [member]
Disclosure Of Intangible Assets And Goodwill Explanatory [Line Items]
Balance at beginning	(3,004,522)	(2,515,780)
Acquisitions during the year	406,180	488,896
Disposals during the year	(45,481)	(154)
Balance at ending	(3,365,221)	(3,004,522)
Bandwidth Capacity [Member]
Disclosure Of Intangible Assets And Goodwill Explanatory [Line Items]
Intangible Assets Other Than Goodwill	175	1,575	90,791
Bandwidth Capacity [Member] | Gross carrying amount [member]
Disclosure Of Intangible Assets And Goodwill Explanatory [Line Items]
Balance at beginning	773,288	773,288
Acquisitions during the year	0	0
Disposals during the year	0	0
Balance at ending	773,288	773,288
Bandwidth Capacity [Member] | Accumulated depreciation [member]
Disclosure Of Intangible Assets And Goodwill Explanatory [Line Items]
Balance at beginning	(771,713)	(682,497)
Acquisitions during the year	1,400	89,216
Disposals during the year	0
Balance at ending	(773,113)	(771,713)
Computer software [member]
Disclosure Of Intangible Assets And Goodwill Explanatory [Line Items]
Intangible Assets Other Than Goodwill	671,600	612,039	500,499
Computer software [member] | Gross carrying amount [member]
Disclosure Of Intangible Assets And Goodwill Explanatory [Line Items]
Balance at beginning	2,795,096	2,287,180
Acquisitions during the year	466,678	508,172
Disposals during the year	50,968	256
Balance at ending	3,210,806	2,795,096
Computer software [member] | Accumulated depreciation [member]
Disclosure Of Intangible Assets And Goodwill Explanatory [Line Items]
Balance at beginning	(2,183,057)	(1,786,681)
Acquisitions during the year	401,630	396,530
Disposals during the year	(45,481)	(154)
Balance at ending	(2,539,206)	(2,183,057)
Licences and franchises [member]
Disclosure Of Intangible Assets And Goodwill Explanatory [Line Items]
Intangible Assets Other Than Goodwill	25,098	28,248	₨ 31,398
Licences and franchises [member] | Gross carrying amount [member]
Disclosure Of Intangible Assets And Goodwill Explanatory [Line Items]
Balance at beginning	78,000	78,000
Acquisitions during the year	0	0
Disposals during the year	0	0
Balance at ending	78,000	78,000
Licences and franchises [member] | Accumulated depreciation [member]
Disclosure Of Intangible Assets And Goodwill Explanatory [Line Items]
Balance at beginning	(49,752)	(46,602)
Acquisitions during the year	3,150	3,150
Disposals during the year	0
Balance at ending	₨ (52,902)	₨ (49,752)